Average Annual Total Returns - PIMCO RAFI Dynamic Multi-Factor US Equity ETF	PIMCO RAFI Dynamic Multi-Factor US Equity ETF 1 Year	PIMCO RAFI Dynamic Multi-Factor US Equity ETF Since Inception	PIMCO RAFI Dynamic Multi-Factor US Equity ETF Inception Date	PIMCO RAFI Dynamic Multi-Factor US Equity ETF Return After Taxes on Distributions 1 Year		PIMCO RAFI Dynamic Multi-Factor US Equity ETF Return After Taxes on Distributions Since Inception		PIMCO RAFI Dynamic Multi-Factor US Equity ETF Return After Taxes on Distributions and Sales of Fund Shares 1 Year		PIMCO RAFI Dynamic Multi-Factor US Equity ETF Return After Taxes on Distributions and Sales of Fund Shares Since Inception		RAFI Dynamic Multi-Factor U.S. Index (reflects no deductions for fees, expenses or taxes) 1 Year	RAFI Dynamic Multi-Factor U.S. Index (reflects no deductions for fees, expenses or taxes) Since Inception	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	10.55%	11.75%	Aug. 31, 2017	9.94%	[1]	11.13%	[1]	6.44%	[1]	9.05%	[1]	10.96%	12.17%	18.40%	15.56%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.